LONG-TERM DEBT - Narrative (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 CAD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Letters of credit and guarantees outstanding						$ 450,000,000
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						4,976,000,000
Undrawn borrowing facilities						4,723,000,000
Term Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						4,750,000,000
Demand credit facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						100,000,000	£ 15,000,000
Non-revolving term credit facility maturing May 2020
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						1,800,000,000		$ 3,000,000,000
Repayments of lines of credit	$ 1,050,000,000	$ 150,000,000		$ 1,200,000,000
Non-revolving term credit facility maturing October 2020
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						2,200,000,000
Non-Revolving Term Credit Facility Maturing February 2019
Disclosure of detailed information about borrowings [line items]
Repayments of lines of credit				$ 125,000,000
Non-revolving term credit facility maturing February 2020
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						750,000,000
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						2,500,000,000
Notional amount			$ 104,000,000		$ 500,000,000
Revolving syndicated credit facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						2,425,000,000
Revolving syndicated credit facility maturing June 2019
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						330,000,000
Revolving syndicated credit facility maturing June 2021
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						2,095,000,000
Revolving syndicated credit facility maturing June 2022
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						$ 2,425,000,000
Credit facilities and commercial paper | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.60%		2.20%	2.60%	2.60%	2.20%
Long-term debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.90%		3.80%	3.90%	3.90%	3.80%
2.05% debentures due June 1, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.05%		2.05%	2.05%	2.05%	2.05%
Notional amount								$ 900,000,000
3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.42%		3.42%	3.42%	3.42%	3.42%
Notional amount								$ 600,000,000
4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.85%		4.85%	4.85%	4.85%	4.85%
Notional amount								$ 300,000,000
Medium-Term Borrowings Expiring August 2019
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings										$ 3,000,000,000
1.75% due January 15, 2018 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.75%		1.75%	1.75%	1.75%	1.75%
Notional amount					$ 600,000,000
Repayments of borrowings			$ 600,000,000
5.90% due February 1, 2018 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.90%		5.90%	5.90%	5.90%	5.90%
Notional amount					$ 400,000,000
Repayments of borrowings			$ 400,000,000
5.70% due May 15, 2017 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.70%			5.70%
Repayments of borrowings					$ 1,100,000,000
2.95% due January 15, 2023 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.95%		2.95%	2.95%	2.95%	2.95%
Notional amount			$ 1,000,000,000		$ 1,000,000,000
3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.85%		3.85%	3.85%	3.85%	3.85%
Notional amount			$ 1,250,000,000		$ 1,250,000,000
4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.95%		4.95%	4.95%	4.95%	4.95%
Notional amount			$ 750,000,000		$ 750,000,000
US dollar denominated debt, unsecured
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings									$ 3,000,000,000